Segment Disclosure - Additional Information (Detail) € in Millions		12 Months Ended
		Dec. 31, 2017 EUR (€) Segment Unit		Dec. 31, 2016 EUR (€) Unit		Dec. 31, 2015 EUR (€) Unit
Segment Reporting Information [Line Items]
Number of reportable segments | Segment		1
Decrease in net system sales in percentage		36.40%
Decrease in net system sales		€ 1,701.7
Net sales		9,052.8		€ 6,794.8		€ 6,287.4
Accounts receivables and finance receivables of three largest customers based on net sales		€ 1,356.7		€ 655.3
Accounts receivables and finance receivables of three largest customers based on net sales, percentage		64.70%		51.80%
Largest Customer [Member]
Segment Reporting Information [Line Items]
Net sales		€ 2,480.8		€ 1,646.2		€ 1,633.6
Largest Customer [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales revenue from largest customer as percentage		27.40%		24.20%		26.00%
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales	[1]			€ 4,672.0		€ 4,310.4	[2]
System Sales [Member]
Segment Reporting Information [Line Items]
Net sales		€ 6,373.7	[1]	€ 4,672.0	[3]	€ 4,310.4	[3]
Net Sales In Units | Unit	[3]	293		212		214
System Sales [Member] | Duv [Member]
Segment Reporting Information [Line Items]
Net Sales In Units | Unit	[3]	187		153

[1]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[2]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.
[3]	As per January 1, 2017, ASML presents net sales with respect to metrology and inspection systems as part of net system sales instead of net service and field option sales. The comparative numbers have been adjusted to reflect this change in accounting policy.